Contents of Significant Accounts - Earnings Per Share (Detail) $ / shares in Units, $ / shares in Units, shares in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 TWD ($) $ / shares shares	Dec. 31, 2017 TWD ($) $ / shares shares	Dec. 31, 2016 TWD ($) $ / shares shares
Earnings per share-basic
Net income attributable to the parent company	$ 250,824	$ 7,677,735	$ 9,676,698	$ 8,621,147
Weighted-average number of ordinary shares for basic earnings per share (thousand shares)	11,889,723	11,889,723	11,994,760	12,098,826
Earnings per share-basic (NTD) | (per share)	$ 0.02	$ 0.65	$ 0.81	$ 0.71
Earnings per share-diluted
Net income attributable to the parent company	$ 250,824	$ 7,677,735	$ 9,676,698	$ 8,621,147
Effect of dilution
Unsecured convertible bonds | $		283,349	288,091	282,325
Income attributable to stockholders of the parent | $		$ 7,961,084	$ 9,964,789	$ 8,903,472
Weighted-average number of common stocks for basic earnings per share (thousand shares)	11,889,723	11,889,723	11,994,760	12,098,826
Effect of dilution
Employees' compensation	137,511	137,511	83,981	99,122
Unsecured convertible bonds	1,243,599	1,243,599	1,193,935	1,152,306
Weighted-average number of common stocks after dilution (thousand shares)	13,270,833	13,270,833	13,272,676	13,350,254
Earnings per share-diluted (NTD) | (per share)	$ 0.02	$ 0.60	$ 0.75	$ 0.67